Document And Entity Information	Jun. 04, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 04, 2026
Entity Registrant Name	Sera Prognostics, Inc.
Entity Central Index Key	0001534969
Entity Emerging Growth Company	true
Entity File Number	001-40606
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	26-1911522
Entity Address, Address Line One	2749 East Parleys Way
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Salt Lake City
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84109
City Area Code	(801)
Local Phone Number	990-0520
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Class A Common Stock, $0.0001 par value per share
Trading Symbol	SERA
Security Exchange Name	NASDAQ